Employee Cost - Summary of Change in Plan Assets for Pension and Post Retirement Medical Plans (Detail) - Plan assets [Member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of defined benefit plans [line items]
Beginning of the year	$ 157.3	₨ 12,918.1	₨ 12,313.1
Interest income	11.6	956.0	831.2
Remeasurements (gains) / losses –
Return on plan assets, (excluding amount included in net Interest Cost)	0.1	11.0	110.1
Employer's contributions	23.9	1,962.6	529.5
Benefits paid	(9.5)	(777.7)	(839.3)
Acquisition/(Divestment)	0.7	59.7	(26.5)
End of the year	$ 184.1	₨ 15,129.7	₨ 12,918.1